EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY.
Schedule of details of share capital

	2021	Share (%)	2020	Share (%)

Turk Commerce B.V.	9,500	14.57	14,216	25.00
Hanzade Vasfiye Doğan Boyner	13,973	21.43	13,973	24.57
Vuslat Doğan Sabancı	9,708	14.89	9,708	17.07
Yaşar Begümhan Doğan Faralyalı	9,708	14.89	9,708	17.07
Arzuhan Doğan Yalçındağ	8,854	13.58	8,854	15.57
Işıl Doğan	407	<1	407	<1
Public shares	13,050	20.02	—	—

	65,200	100	56,866	100

Schedule of share premiums

	2021	2020

Share premium	4,260,737	187,465

	4,260,737	187,465

Schedule of restricted reserves

	2021	2020

Restricted reserves	1,586	1,586

	1,586	1,586